Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies[Abstract]
Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents For purposes of the statements of cash flows, the Company considers all highly liquid investments purchased with a maturity of three months or less to be cash equivalents.
Concentrations of Credit Risk

Concentrations of Credit Risk

The Company, in the ordinary course of business, may maintain bank balances in excess of the Federal Deposit Insurance Corporation's (FDIC) insurance limits. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable

Accounts receivable represent the amount billed to, but uncollected from customers. Accounts receivable are carried at original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful accounts by identifying past due accounts. Accounts receivable are written off when deemed uncollectible. A receivable is considered to be past due if any portion of the receivable balance is outstanding for more than 90 days past each respective customer's terms. The allowance for doubtful accounts was approximately $2,900 as of December 31, 2013. No allowance was considered necessary as of December 31, 2012. No interest is charged on late accounts.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the sales price is fixed or determinable; and (4) collectability is reasonably assured. This generally occurs upon shipment to the customer. Substantially all of the Company's revenue is generated from direct sales of its product to the automotive and powersports aftermarkets.

Fair Value Measurements

Fair Value Measurements

The carrying value of cash and cash equivalents, accounts receivable, and accounts payable approximate fair value due to their short maturities. The carrying value of long-term debt approximates fair value as the interest rates on the outstanding borrowings are at rates that approximate market rates for borrowings with similar terms and maturities. The carrying amounts of receivables from related parties are not practicable to estimate based on the related party nature of the underlying transactions.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company accounts for financial instruments utilizing a framework for measuring fair value in generally accepted accounting principles. To increase consistency and comparability in fair value measurements, a fair value hierarchy is used that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - observable inputs other than Level 1, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 - assets and liabilities whose significant value drivers are unobservable.

Observable inputs are based on market data obtained from independent sources, while unobservable inputs are based on the Company's market assumptions. Unobservable inputs require significant management judgment or estimation. In some cases, the inputs used to measure an asset or liability may fall into different levels of the fair value hierarchy. In those instances, the fair value measurement is required to be classified using the lowest level of input that is significant to the fair value measurement. Such determination requires significant management judgment. As of December 31, 2013, cash and cash equivalents measured at fair value were classified as Level 1, and the puttable common stock was classified as Level 2. As of December 31, 2012, there were no financial assets or liabilities measured at fair value, with the exception of cash and cash equivalents which were classified as Level 1.

Inventory

Inventory

Inventory is stated at the lower of cost or market and consists of various ignition components, high voltage cables, spark plugs, and high voltage capacitors. Inventory is separated by raw goods, work in progress, and finished goods. The inventory cost method is first-in, first-out. Indirect overhead and indirect labor are allocated on a per unit basis during the work in progress and finished goods stage of production. The Company monitors inventory for turnover and obsolescence and records a reserve for excess and obsolete inventory as deemed necessary. As of December 31, 2013 and 2012, the Company had recorded a reserve of approximately $24,500 and $8,000, respectively.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost. Depreciation of property and equipment is charged to operations over the estimated useful lives of the assets based on the following useful lives:

Software	3 years
Vehicles	5 years
Equipment	5 - 10 years
Leasehold improvements	7 years
Furniture and fixtures	7 years

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, and leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the assets. Property and equipment are not depreciated/amortized until placed in service. Upon retirement or disposal of assets, the accounts are relieved of cost and accumulated depreciation and the related gain or loss is reflected in earnings.

Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation expense totaled $80,361 and $105,106 for the years ended December 31, 2013 and 2012, respectively.

Intangible Assets

Intangible Assets

Intangible assets subject to amortization include trademarks and patents which are being amortized on a straight-line basis over the shorter of their legal lives or estimated economic life. Intangible assets are recorded at a cost of $484,234 and $391,639 as of December 31, 2013 and 2012, respectively. Amortization expense was $26,044 and $21,328 for the years ended December 31, 2013 and 2012, respectively. As of December 31, 2013, future amortization expense for intangible assets is estimated to be approximately $28,500 for each of the years ending December 31, 2014 through 2018, and approximately $245,500 in years thereafter.

Impairment of long-lived assets

Impairment of Long-lived Assets

Management reviews and evaluates long lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Recoverability is measured by comparing the total estimated future cash flows on an undiscounted basis to the carrying amount of the assets. If such assets are considered to be impaired, an impairment loss is measured and recorded based on the amount that carrying value exceeds discounted estimated future cash flows. Management's estimates of future cash flows are based on numerous assumptions, and it is possible that actual future cash flows will be significantly different than the estimates, which are subject to significant risks and uncertainties. Management believes there is no impairment to long lived assets as of December 31, 2013 and 2012.

Offering Costs

Offering Costs

Deferred offering costs are included in other non-current assets as of December 31, 2013. Deferred offering costs consist principally of legal, accounting and underwriters' fees incurred through December 31, 2013 that are directly attributable to the Proposed Offering and will be charged against the gross proceeds received upon the completion of the Proposed Offering or charged to expense if the Proposed Offering is not completed. As of December 31, 2013, approximately $154,000 of deferred offering costs were included in other non-current assets.

Research and Development

Research and Development

Research and development costs are charged to operations when incurred and are included in selling and administrative expenses. The amounts charged for the years ended December 31, 2013 and 2012 amounted to $285,811 and $159,883, respectively.

Net Loss Per Share

Net Loss Per Share

Net loss per share is calculated using the two-class method per U.S. GAAP. Under the two-class method, the Company treats only the portion of the periodic adjustment to the puttable common stock's carrying amount that reflects redemption in excess of fair value like a dividend. Basic and diluted net loss per share has been computed using the weighted-average number of shares of common stock outstanding during the period as follows:

	2013		2012
	Common	Puttable	Common
Weighted average shares of stock used in basic and diluted loss per share	7,903,373	25,538	6,230,403

Allocation of net loss	$(3,938,862)	$(12,728)	$(2,703,742)

Basic and diluted net loss per share	$(0.50)	$(0.50)	$(0.43)

The weighted average number of shares used to compute diluted net loss per share excludes any assumed exercise of stock options and warrants as the effect would be antidilutive. Common stock equivalents of approximately 2.4 million and 2.0 million for the years ended December 31, 2013 and 2012, respectively, were excluded from the calculation because of their antidilutive effect.

Income Taxes

Income Taxes

Deferred income tax assets and liabilities arise from temporary differences associated with differences between the financial statements and tax basis of assets and liabilities, as measured by the enacted tax rates which are expected to be in effect when these differences reverse. Deferred tax assets and liabilities are classified as current or non-current, depending on the classification of the assets or liabilities to which they relate. Deferred tax assets and liabilities not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse. The Company is no longer subject to U.S. federal, state, and local income tax examinations by tax authorities for years before 2010.

The Company records a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. As of December 31, 2013 and 2012, no liabilities for uncertain tax positions have been recorded.

Advertising

Advertising

The Company expenses advertising and marketing costs as incurred. Advertising expense was $142,715 and $77,266 for the years ended December 31, 2013 and 2012, respectively. Marketing expense was $125,090 and $21,502 for the years ended December 31, 2013 and 2012, respectively.

Shipping and Handling Costs

Shipping and Handling Costs

Total customer shipping and handling expenses of $26,231 and $30,709 were included in selling, general and administrative expenses for the years ended December 31, 2013 and 2012, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock options to employees and nonemployee board members based on the estimated fair value at the date of the grant of the option. The Company measures the cost of employee services received in exchange for stock options based on the grant date fair value of the award and recognizes the cost over the period the employee is required to provide services for the award.

The Company generally utilizes the Black-Scholes option-pricing model to determine fair value of stock option awards. Key assumptions include applicable volatility rates, risk-free interest rates and the instrument's expected remaining life. These assumptions require significant management judgment.

Warranties

Warranties

The Company warrants its products against defects in design, materials, and workmanship, generally for four years on average. A provision for estimated future costs relating to warranty expense is considered immaterial to the overall financial statements and therefore is recorded when warranty cost is incurred. Warranty expense totaled $23,768 and $26,508 for the years ended December 31, 2013 and 2012, respectively.

Reclassifications

Reclassifications

Certain reclassifications have been made to the prior years' consolidated financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations or accumulated deficit.

Recent Accounting Pronouncement

Recent Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update (ASU) No. 2013-11 "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists." Under ASU 2013-11, an entity is required to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. If a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. ASU 2013-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of this guidance affects presentation only and, therefore, it is not expected to have a material impact on the Company's financial condition, results of operations or cash flows.

Subsequent Events	Subsequent Events The Company has evaluated subsequent events through the time of the filing of this Annual Report on Form 10-K with the SEC.